Postemployment benefit plans (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 12,530	$ 12,395
Actual return on plan assets	(225)	849
Foreign currency exchange rates	0	0
Company contributions	30	255
Participant contributions	0	0
Benefits paid	(890)	(963)
Settlements and termination benefits	(5)	(6)
Acquisitions, divestitures and other	0	0
Fair value of plan assets, end of year	$ 11,440	12,530
Information about plan asset allocations
Rebalancing of plan assets outside of target allocation (as a percent)	5.00%
U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	45.00%
U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	55.00%
U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	$ 9
Fair value of plan assets, end of year	9	9
Non-U.S. Pension Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	4,100	3,949
Actual return on plan assets	107	493
Foreign currency exchange rates	(234)	(338)
Company contributions	156	265
Participant contributions	8	9
Benefits paid	(191)	(206)
Settlements and termination benefits	(56)	(50)
Acquisitions, divestitures and other	0	(22)
Fair value of plan assets, end of year	$ 3,890	4,100
Non-U.S. Pension Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	41.00%
Non-U.S. Pension Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	51.00%
Non-U.S. Pension Benefits | Real estate
Change in plan assets:
Fair value of plan assets, beginning of year	$ 230
Fair value of plan assets, end of year	$ 172	230
Information about plan asset allocations
Target allocation of plan assets (as a percent)	5.00%
Non-U.S. Pension Benefits | Other
Information about plan asset allocations
Target allocation of plan assets (as a percent)	3.00%
Other Postretirement Benefits
Change in plan assets:
Fair value of plan assets, beginning of year	$ 776	822
Actual return on plan assets	3	75
Foreign currency exchange rates	0	0
Company contributions	164	195
Participant contributions	52	61
Benefits paid	(345)	(377)
Settlements and termination benefits	0	0
Acquisitions, divestitures and other	0	0
Fair value of plan assets, end of year	$ 650	$ 776
Other Postretirement Benefits | Equities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	70.00%
Other Postretirement Benefits | Debt securities
Information about plan asset allocations
Target allocation of plan assets (as a percent)	30.00%